PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,699	$ 2,572
Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(455)	(614)
Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(248)	(1,089)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,482	2,549
Buildings [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(398)	(609)
Buildings [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(48)	(1,089)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	217	23
Computer equipment [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(40)	(5)
Computer equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(17)	0
Plant and equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (200)	$ 0